Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

Management has reviewed and evaluated subsequent events through the date on which the current financial statements were issued. Management determined that there were no reportable events.